Summary of Significant Accounting Policies (Details) - Summary of the Deferred Revenue Contract Liability $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred Revenue [Abstract]
Balance at December 31, 2020	$ 1,172
Amounts deferred	14,370
Revenue recognized	(13,957)
Balance at December 31, 2021	$ 1,585